Loans and Advances to Customers - Summary of Movement in Impairment Loss Allowances (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Contractual amount outstanding on financial assets, written off	£ 72	£ 76